Schedule of investments in associates (Details)		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Cnova N V [Member] | Cnova N V Cnova Holanda [Member]
IfrsStatementLineItems [Line Items]
Company type		Cnova N.V. (“Cnova Holanda”)
Location (state)		Netherlands
Direct and indirect equity interest - %		33.98%	33.98%
Cnova N V [Member] | Cdiscount Afrique S A S [Member]
IfrsStatementLineItems [Line Items]
Company type		Cdiscount Afrique SAS (“Cdiscount Afrique”)
Location (state)		France
Direct and indirect equity interest - %		33.98%	33.98%
Cnova N V [Member] | Cdiscount International B V [Member]
IfrsStatementLineItems [Line Items]
Company type		Cdiscount International BV (“Cdiscount Internacional”)
Location (state)		Netherlands
Direct and indirect equity interest - %		33.98%	33.98%
Cnova N V [Member] | Cnova France S A S Cnova France [Member]
IfrsStatementLineItems [Line Items]
Company type		Cnova France SAS (“Cnova France”)
Location (state)		France
Direct and indirect equity interest - %		33.98%	33.98%
Cnova N V [Member] | Cdiscount S A [Member]
IfrsStatementLineItems [Line Items]
Company type		Cdiscount S.A. (“Cdiscount”)
Location (state)		France
Direct and indirect equity interest - %		33.87%	33.87%
Cnova N V [Member] | Cdiscount Cote D Ivoire S A S Ivory Coast [Member]
IfrsStatementLineItems [Line Items]
Company type		Cdiscount Côte d'Ivoire SAS Ivory Coast (“Cdiscount Côte”)
Location (state)		Ivory Coast
Direct and indirect equity interest - %		33.98%	33.98%
Cnova N V [Member] | Cdiscount Senegal S A S [Member]
IfrsStatementLineItems [Line Items]
Company type		Cdiscount Sénégal SAS (“Cdiscount Sénégal”)
Location (state)		Senegal
Direct and indirect equity interest - %		33.98%	33.98%
Cnova N V [Member] | Cdiscount Cameroun S A S [Member]
IfrsStatementLineItems [Line Items]
Company type		Cdiscount Cameroun SAS (“Cdiscount Cameroun”)
Location (state)		Cameroon
Direct and indirect equity interest - %		33.98%	33.98%
Cnova N V [Member] | C Latam A S Uruguay [Member]
IfrsStatementLineItems [Line Items]
Company type		CLatam AS Uruguay (“CLatam”)
Location (state)		Uruguay
Direct and indirect equity interest - %		23.79%	23.79%
Cnova N V [Member] | Cdiscount Panama S A [Member]
IfrsStatementLineItems [Line Items]
Company type		Cdiscount Panama S.A. (“Cdiscount Panama”)
Location (state)		Panama
Direct and indirect equity interest - %		23.79%	23.79%
Cnova N V [Member] | Cdiscount Uruguay S A [Member]
IfrsStatementLineItems [Line Items]
Company type		Cdiscount Uruguay S.A. (“Cdiscount Uruguay”)
Location (state)		Uruguay
Direct and indirect equity interest - %		23.79%	23.79%
Cnova N V [Member] | Ecdiscoc Comercializadora S A [Member]
IfrsStatementLineItems [Line Items]
Company type		Ecdiscoc Comercializadora S.A. (Cdiscount Ecuador) (“Ecdiscoc Comercializadora”)
Location (state)		Ecuador
Direct and indirect equity interest - %		23.78%	23.78%
Cnova N V [Member] | Cnova Pay [Member]
IfrsStatementLineItems [Line Items]
Company type		Cnova Pay
Location (state)		France
Direct and indirect equity interest - %		33.98%	33.98%
Cnova N V [Member] | Beez U P S A S [Member]
IfrsStatementLineItems [Line Items]
Company type		BeezUP SAS ("BezzUp")
Location (state)		France
Direct and indirect equity interest - %		25.29%	33.98%
Cnova N V [Member] | C A R Y A [Member]
IfrsStatementLineItems [Line Items]
Company type		CARYA
Location (state)		France
Direct and indirect equity interest - %		33.87%	33.87%
Cnova N V [Member] | H A L T A E [Member]
IfrsStatementLineItems [Line Items]
Company type		HALTAE
Location (state)		France
Direct and indirect equity interest - %		33.87%	33.87%
Cnova N V [Member] | C Logistics [Member]
IfrsStatementLineItems [Line Items]
Company type		C-Logistics
Location (state)		France
Direct and indirect equity interest - %		28.56%	28.56%
Cnova N V [Member] | N E O S Y S [Member]
IfrsStatementLineItems [Line Items]
Company type		NEOSYS
Location (state)		France
Direct and indirect equity interest - %		17.33%	17.33%
Cnova N V [Member] | Neotech Solutions [Member]
IfrsStatementLineItems [Line Items]
Company type		Neotech Solutions
Location (state)		Morocco
Direct and indirect equity interest - %		17.33%	17.33%
Cnova N V [Member] | N E O S Y S Tunisie [Member]
IfrsStatementLineItems [Line Items]
Company type		NEOSYS Tunisie
Location (state)		Tunisia
Direct and indirect equity interest - %		17.33%	17.33%
Cnova N V [Member] | C Chez Vous [Member]
IfrsStatementLineItems [Line Items]
Company type		C Chez Vous
Location (state)		France
Direct and indirect equity interest - %		28.53%	28.56%
Cnova N V [Member] | Phoenix [Member]
IfrsStatementLineItems [Line Items]
Company type	[1]	Phoenix (*)
Location (state)	[1]	France
Direct and indirect equity interest - %	[1]		16.99%
Cnova N V [Member] | C Shield [Member]
IfrsStatementLineItems [Line Items]
Company type		C-Shield
Location (state)		France
Direct and indirect equity interest - %		33.87%	33.87%
Cnova N V [Member] | C Payment [Member]
IfrsStatementLineItems [Line Items]
Company type		C-TECHNOLOGY (former C-Payment)
Location (state)		France
Direct and indirect equity interest - %		33.87%	33.87%
Cnova N V [Member] | C L R [Member]
IfrsStatementLineItems [Line Items]
Company type		CLR (**)
Location (state)		France
Direct and indirect equity interest - %		28.56%
Cnova N V [Member] | M A A S [Member]
IfrsStatementLineItems [Line Items]
Company type		MAAS
Location (state)		France
Direct and indirect equity interest - %		33.87%	33.87%
F I C [Member] | Financeira Itau C B D S A Credito Financiamento E Investimento [Member]
IfrsStatementLineItems [Line Items]
Company type		Financeira Itaú CBD S.A. Crédito, Financiamento e Investimento (“FIC”)
Location (state)		Brazil
Direct and indirect equity interest - %		17.88%	17.88%
F I C [Member] | F I C Promotora De Vendas Ltda [Member]
IfrsStatementLineItems [Line Items]
Company type		FIC Promotora de Vendas Ltda. (“FIC Promotora”)
Location (state)		Brazil
Direct and indirect equity interest - %		17.88%	17.88%
F I C [Member] | Bellamar Empreend E Participacoes Ltda Bellamar [Member]
IfrsStatementLineItems [Line Items]
Company type		Bellamar Empreend. e Participações Ltda. (“Bellamar”)
Location (state)		Brazil
Direct and indirect equity interest - %		50.00%	50.00%
Exito [Member] | Cnova N V Cnova Holanda [Member]
IfrsStatementLineItems [Line Items]
Company type		Cnova N.V (“Cnova Holanda”)
Location (state)		Netherlands
Direct and indirect equity interest - %		0.18%	0.18%
Exito [Member] | Puntos Colombia S A S [Member]
IfrsStatementLineItems [Line Items]
Company type		Puntos Colombia S.A.S ("Puntos")
Location (state)		Colombia
Direct and indirect equity interest - %		48.29%	48.29%
Exito [Member] | Compania De Financiamento Tuya S A [Member]
IfrsStatementLineItems [Line Items]
Company type		Compañia de Financiamento Tuya S.A. ("Tuya")
Location (state)		Colombia
Direct and indirect equity interest - %		48.29%	48.29%

[1]	In 2021 the Phoenix was sold. (**) In 2021 CLR was created.